Related party disclosures (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($) Employees	Dec. 31, 2017	Dec. 31, 2016
Related party disclosures [Line Items]
Key management personnel compensation	$ 3,231	$ 2,292
Number of employees	4,921	4,751	115	105
Chairman [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 400
Chairman [Member] | Variable compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.15%
Directors [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 200
Directors [Member] | Variable compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.06%
Directors committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 75
Directors committee [Member] | Variable compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation, Percentage	0.02%
Health, Safety and Environmental Matters Committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 50
Corporate Governance Committee [Member] | Fixed compensation [Member]
Related party disclosures [Line Items]
Key management personnel compensation	50
Executives [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 27,367	$ 20,439
Number of employees | Employees	120	103